Prepayments for current assets (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Prepayments for current assets [Abstract]
Disclosure of derailed information about prepayments for current assets [text block]
Prepayments for current assets comprise of the following:

	March 31, 2021	March 31, 2020
Prepayments for purchase of bandwidth	42,289	26,327
Prepayments related to insurance	3,636	7,602
Prepayments-others	469,965	503,915
Lease prepayments	-	-
	515,890	537,844